As filed with the Securities and Exchange Commission on May 13, 2013

File Nos. 333-164078

811-22376

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 7	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 9	☒

PIMCO Equity Series VIT

(Exact name of Registrant as Specified in Charter)

840 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including area code:

(866) 746-2606

Robert W. Helm, Esq. Douglas P. Dick, Esq. Dechert LLP 1900 K Street, N.W. Washington, D.C. 20006	Brent R. Harris Pacific Investment Management Company LLC 840 Newport Center Drive Newport Beach, California 92660
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)	☐ on (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 7 to its Registration Statement under Rule 485(b) of the 1933 Act and has duly caused this Post-Effective Amendment No. 7 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Washington in the District of Columbia on the 13th day of May, 2013.

PIMCO EQUITY SERIES VIT (Registrant)

By:
Douglas M. Hodge**** Senior Vice President

*By:	/s/ Douglas P. Dick
Douglas P. Dick as attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following person in the capacities and on the dates indicated:

Signature	Title	Date

Brent R. Harris*	Trustee	May 13, 2013

Vern O. Curtis*	Trustee	May 13, 2013

E. Philip Cannon *	Trustee	May 13, 2013

Allan B. Hubbard**	Trustee	May 13, 2013

Peter B. McCarthy***	Trustee	May 13, 2013

	Senior Vice President	May 13, 2013
Douglas M. Hodge****	(Principal Executive Officer)

	Treasurer	May 13, 2013
John P. Hardaway*	(Principal Financial and Accounting Officer)

*By:	/s/ Douglas P. Dick
Douglas P. Dick as attorney-in-fact

______________

*        Pursuant to power of attorney filed with pre-effective amendment No. 2 to Registration statement No. 333-164078 on March 30, 2010.

**      Pursuant to power of attorney filed with post-effective amendment No. 1 to Registration Statement No. 333-164078 on April 29, 2011.

***     Pursuant to power of attorney filed with post-effective amendment No. 3 to Registration Statement No. 333-164078 on February 17, 2012.

****    Pursuant to power of attorney filed with post-effective amendment No. 6 to Registration Statement No. 333-164078 on April 29, 2013.

EXHIBIT LIST

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document